Principal changes in the scope of consolidation in 2020 and 2019 - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions				12 Months Ended
	May 29, 2020 EUR (€) shares	May 29, 2020 USD ($) shares	Feb. 14, 2020 EUR (€)	Dec. 31, 2021 EUR (€) shares		Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 EUR (€)		Sep. 28, 2020 EUR (€)	Sep. 28, 2020 $ / shares	May 29, 2020 $ / shares	Jan. 23, 2020 EUR (€)	Jan. 23, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Investments accounted for using the equity method				€ 250		€ 201	[1]	€ 3,591	[1]
Gain on Regeneron investment arising from transaction of May 29, 2020				0		7,382	[2]	0	[2]
Net proceeds from sale of Regeneron shares on May 29, 2020				0		10,370	[3]	0	[3]
Gains on disposal of non-current assets, net of tax			€ 129
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 311	€ 718	[4]	€ 918	[3],[4]	€ 1,224	[3],[4]
Regeneron
Disclosure of detailed information about business combination [line items]
Non-current financial assets, number of shares (in shares) | shares	400,000			279,766		279,766,000,000
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000	22,800,000
Proceeds from sales of investments accounted for using equity method, before transaction costs	€ 10,575
Investments accounted for using the equity method	3,668
Gain on Regeneron investment arising from transaction of May 29, 2020	7,382
Transaction-related costs	64
Gains (losses) on remeasuring available-for-sale financial assets, net of tax	157
Quoted stock market price per share (in USD per share) | $ / shares												$ 612.81
Fair value through other comprehensive income	221					€ 111
Tax expense on disposal of investment	502
Net proceeds from sale of Regeneron shares on May 29, 2020	10,370
Regeneron | Reserve of exchange differences on translation
Disclosure of detailed information about business combination [line items]
Gain on Regeneron investment arising from transaction of May 29, 2020	€ 318
Regeneron | 2018 Letter Agreement
Disclosure of detailed information about business combination [line items]
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares) | shares						1,400,000
Sale of stock, number of shares issued in transaction, shares agreement (in shares) | shares				779,320
Regeneron | Public offering
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	13,000,000	13,000,000
Sale of stock, price per share (in USD per share) | $ / shares												515
Proceeds from sales of investments accounted for using equity method, before transaction costs | $		$ 6,703
Regeneron | Public offering | Sanofi SA
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	10,600,000	10,600,000
Regeneron | Repurchase from the counterpart | Regeneron Pharmaceuticals, INC
Disclosure of detailed information about business combination [line items]
Sale of stock, price per share (in USD per share) | $ / shares												$ 509.85
Proceeds from sales of investments accounted for using equity method, before transaction costs | $		$ 5,000
Shares agreement, sale of stock, number of shares issued in transaction (in shares) | shares	9,800,000
Principia
Disclosure of detailed information about business combination [line items]
Purchase price (in USD per share) | $ / shares											$ 100
Goodwill										€ 912
Synthorx
Disclosure of detailed information about business combination [line items]
Purchase price (in USD per share) | $ / shares														$ 68
Goodwill													€ 930

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2021, it includes in particular the divestment of two activities relating to certain established prescription products for a total selling price (before taxes) of €187 million, and the divestment of certain Consumer Healthcare products for a selling price (before taxes) of €109 million. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million and the divestment of certain established prescription products for €97 million (before taxes), plus contingent consideration of €167 million (before taxes) relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.).